Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 18, 2024 USD ($)	Sep. 18, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Total	$ 5,361,000,000				$ 5,671,000,000
Short-term borrowings	0				16,000,000
Debt issuance cost, net	(35,000,000)				(44,000,000)
Long-Term Debt, Gross	5,396,000,000				5,714,000,000
Secured Debt
Debt Instrument [Line Items]
Principal	208,000,000				0
Short-term borrowings	208,000,000				0
Debt issuance cost, net	0				0
Senior Notes
Debt Instrument [Line Items]
Principal	4,068,000,000				4,131,000,000
Debt issuance cost, net	(18,000,000)				(18,000,000)
Total	4,050,000,000				4,113,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	5,188,000,000				5,699,000,000
Debt issuance cost, net	(35,000,000)				(44,000,000)
Long-term debt, Total	5,153,000,000				5,655,000,000
Debt issuance cost, net	0				0
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Senior Notes
Debt Instrument [Line Items]
Principal	0		$ 500,000,000		500,000,000	$ 400,000,000
Debt issuance cost, net	0				(1,000,000)
Total	$ 0				499,000,000
Stated interest rate on debt (as a percent)	6.50%	6.50%	6.50%	6.50%		6.50%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes
Debt Instrument [Line Items]
Principal	$ 750,000,000				750,000,000
Debt issuance cost, net	(2,000,000)				(3,000,000)
Total	748,000,000				747,000,000
3.500% Senior Secured Euro Notes due June 2026 | Senior Notes
Debt Instrument [Line Items]
Principal	779,000,000	€ 750			829,000,000
Debt issuance cost, net	(2,000,000)				(3,000,000)
Total	777,000,000				826,000,000
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Senior Notes
Debt Instrument [Line Items]
Principal	750,000,000				750,000,000
Debt issuance cost, net	(2,000,000)				(3,000,000)
Total	748,000,000				747,000,000
2.375% Senior Secured Euro Notes due April 2028 | Senior Notes
Debt Instrument [Line Items]
Principal	519,000,000	500			553,000,000
Debt issuance cost, net	(2,000,000)				(3,000,000)
Total	517,000,000				550,000,000
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes
Debt Instrument [Line Items]
Principal	750,000,000				750,000,000
Debt issuance cost, net	(4,000,000)				(5,000,000)
Total	746,000,000				745,000,000
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	519,000,000	€ 500		€ 500	0
Debt issuance cost, net	(6,000,000)				0
Total	$ 513,000,000				0
Stated interest rate on debt (as a percent)	4.25%	4.25%
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal	$ 208,000,000				0
Long-term debt, Total	208,000,000				0
Debt issuance cost, net	0				0
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal	623,000,000				884,000,000
Debt issuance cost, net	(5,000,000)				(8,000,000)
Long-term debt, Total	619,000,000				876,000,000
Revolving Credit Facility A due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Principal	163,000,000				216,000,000
Debt issuance cost, net	(6,000,000)				(9,000,000)
Long-term debt, Total	157,000,000				207,000,000
Revolving Credit Facility B due July 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Principal	334,000,000				467,000,000
Debt issuance cost, net	(6,000,000)				(9,000,000)
Long-term debt, Total	$ 328,000,000				$ 458,000,000